Share-Based Compensation Additional share based compensation expense related to PBRSUs (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	The following table details expected additional share-based compensation expense related to PBRSUs currently outstanding:

(In thousands)
2018	$2,446
2019	1,818
2020	822
2021	137
Total	$5,223